Stock-Based Compensation, TDS excluding U.S. Cellular, Stock option rollforward schedules (Details) (USD $)		12 Months Ended
	Dec. 31, 2012 Common Shares Stock Options Long-Term Incentive Plans	Dec. 31, 2011 TDS Parent Company Tandem Options 2004 Long-Term Incentive Plan	Dec. 31, 2010 TDS Parent Company Tandem Options 2004 Long-Term Incentive Plan	Dec. 31, 2012 TDS Parent Company Common Shares Stock Options Long-Term Incentive Plans	Dec. 31, 2011 TDS Parent Company Common Shares Stock Options Long-Term Incentive Plans	Dec. 31, 2011 TDS Parent Company Special Common Shares Stock Options 2004 Long-Term Incentive Plan	Dec. 31, 2010 TDS Parent Company Special Common Shares Stock Options 2004 Long-Term Incentive Plan
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, begin of period		651,000	901,000	7,216,000		5,108,000	3,860,000
Exercisable options, begin of period		651,000	901,000	4,865,000		2,506,000	1,732,000
Granted options				1,702,000		1,034,000	1,387,000
Exercised options		(2,000)	(2,000)	(1,000)		(5,000)	(5,000)
Forfeited options				(106,000)		(34,000)	(105,000)
Expired options		(78,000)	(248,000)	(298,000)		(79,000)	(29,000)
Reclassification of Tandem Options due to Share Consolidation		(571,000)			1,192,000
Reclassification of Special Common Options due to Share Consolidation					6,024,000	(6,024,000)
Outstanding, end of period			651,000	8,513,000	7,216,000		5,108,000
Exercisable options, end of period			651,000	5,782,000	4,865,000		2,506,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price		$ 69.60	$ 81.73	$ 33.89		$ 35.41	$ 38.46
Options exercisable, begin of period - weighted average exercise price		$ 69.60	$ 81.73	$ 36.67		$ 43.14	$ 48.91
Options granted, weighted average exercise price				$ 20.79		$ 29.94	$ 26.66
Options exercised, weighted average exercise price		$ 53.77	$ 45.53	$ 20.65		$ 26.95	$ 26.95
Options forfeited, weighted average exercise price				$ 23.81		$ 28.12	$ 29.64
Options expired, weighted average exercise price		$ 99.23	$ 113.56	$ 30.12		$ 35.00	$ 45.16
Options, reclassification of Tandem Options, weighted average exercise price		$ 65.64			$ 31.45
Options, reclassification of Special Common Options, weighted average exercise price					$ 34.38	$ 34.38
Options outstanding, end of period - weighted average exercise price			$ 69.60	$ 31.53	$ 33.89		$ 35.41
Options exercisable, end of period - weighted average exercise price			$ 69.60	$ 35.12	$ 36.67		$ 43.14
Options granted, weighted average grant date fair value				$ 6.28		$ 9.59	$ 8.37
Aggregate intrinsic value, options exercised		$ 30,000	$ 46,000	$ 4,000		$ 19,000	$ 17,000
Aggregate intrinsic value, options outstanding	2,279,000
Aggregate intrinsic value, impact of Share Consolidation		158,000
Aggregate intrinsic value, options exercisable				$ 68,000
Weighted average remaining contractual life, outstanding				6 years 5 months
Weighted average remaining contractual life, exercisable				5 years 2 months